Unaudited Condensed Interim Consolidated Statements of Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue		$ 39,325,839	$ 20,674,691
Cost of revenue		(25,877,004)	(2,995,637)
Gross profit		13,448,835	17,679,054
Operating expenses:
Selling and marketing expenses		(742,592)	(666,312)
General and administrative expenses		(7,270,555)	(6,381,907)
Research and development expenses		(1,226,139)	(1,149,834)
Currency exchange losses, net	[1]	(11,552,001)	(5,028,955)
Fair value remeasurement of financial instruments		(1,531,210)	(3,278,410)
Other income		90,529	84,870
Other gains (losses), net		(287,314)	515,123
Total operating expenses		(22,519,282)	(15,905,425)
Operating income (loss)		(9,070,447)	1,773,629
Non-operating income (expenses)
Interest income		1,177,271	392,455
Finance costs		(293,673)	(416,605)
Total non-operating income (expenses)		883,598	(24,150)
Profit (loss) before income tax		(8,186,849)	1,749,479
Income tax expense		(316,211)	(137,891)
Profit (loss) for the period		(8,503,060)	1,611,588
Remeasurement of defined benefit plans			2,112
Exchange differences on translation of foreign operations		1,057,235	(1,949,532)
Other comprehensive income (loss) for the period, net of tax		1,057,235	(1,947,420)
Total comprehensive loss for the period		(7,445,825)	(335,832)
Components of other comprehensive income (loss) that may be reclassified to profit or loss
Remeasurement of defined benefit plans			2,112
Exchange differences on translation of foreign operations		1,057,235	(1,949,532)
Other comprehensive income (loss) for the period, net of tax		1,057,235	(1,947,420)
Total comprehensive loss for the period		$ (7,445,825)	$ (335,832)
Earning (loss) per share
Basic earning (loss) per share (in Dollars per share)		$ (0.43)	$ 0.17
Diluted earning (loss) per share (in Dollars per share)		$ (0.43)	$ 0.15
Weighted average shares of ordinary shares outstanding
Basic (in Shares)		19,819,284	9,330,948
Diluted (in Shares)		19,819,284	10,413,870

[1]	During the six months ended June 30, 2025 and 2024, net currency exchange losses amounted to $12,630,726 and $5,883,074, respectively, due to devaluation of monetary assets denominated in the Egyptian pound arising from the sharp depreciation of the Egyptian pound against the U.S. dollar in March 2024.